Financial Instruments, Financial Risks and Capital Risks Management - Schedule of Currency Exposure of Financial Assets and Financial Liabilities (Details) - United States Dollar [Member] - MYR (RM)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Schedule of Currency Exposure of Financial Assets and Financial Liabilities [Line Items]
Financial assets	RM 65,644,242	RM 46,423,441
Financial liabilities	9,694,158	869,929
Outstanding foreign currency	RM 2,797,504	RM 2,277,676